Fair Value Measurements - Summary of Fair Value of Certain Financial Assets and Liabilities Measured on Recurring Basis (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Assets
Available for sale securities	₨ 7,408	$ 107	₨ 1,383,573
Foreign exchange derivative contracts, Current assets			48,837
Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities			1,383,573
Foreign exchange derivative contracts, Current assets			48,837
Total assets	2,220,435	32,106	1,432,410
Fair valuation of swaps and options	2,220,435
Other Liabilities
Fair valuation of swaps and options	184,717		331,314
Total Liabilities	184,717	2,671	331,314
Fair valuation of swaps and options	2,220,435
Total assets	2,220,435	32,106	1,432,410
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Available for sale securities			1,383,573
Total assets			1,383,573
Other Liabilities
Total assets			1,383,573
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Foreign exchange derivative contracts, Current assets			48,837
Total assets	2,220,435	32,106	48,837
Fair valuation of swaps and options	2,220,435
Other Liabilities
Fair valuation of swaps and options	184,717		331,314
Total Liabilities	184,717	2,671	331,314
Fair valuation of swaps and options	2,220,435
Total assets	₨ 2,220,435	$ 32,106	₨ 48,837